Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Details of Earnings Per Share

		UNITED STATES DOLLAR
		2017	2016 Restated[1]	2015 Restated[1]

10.1	Basic (loss)/earnings per share from continuing operations - cents	(4)	19	(31)

Basic (loss)/earnings per share is calculated by dividing the loss attributable to owners of the parent from continuing operations of US$31.8 million (2016: profit of US$157.0 million and 2015: loss of US$239.1 million) by the weighted average number of ordinary shares in issue during the year of 820,611,806 (2016: 809,889,990 and 2015: 774,763,151).

10.2	Basic earnings/(loss) per share from discontinued operations - cents	2	—	(1)

Basic earnings/(loss) per share is calculated by dividing the earnings attributable to owners of the parent from discontinued operations of US$13.1 million (2016: profit of US$1.2 million and 2015: loss of US$8.2 million) by the weighted average number of ordinary shares in issue during the year of 820,611,806 (2016: 809,889,990 and 2015: 774,763,151).

10.3	Diluted basic (loss)/earnings per share from continuing operations - cents	(4)	19	(31)

Diluted basic (loss)/earnings per share is calculated on the basis of loss attributable to owners of the parent from continuing operations of US$31.8 million (2016: profit of US$157.0 million and 2015: loss of US$239.1 million) and 826,920,421 (2016: 810,082,191 and 2015: 774,763,151) shares being the diluted number of ordinary shares in issue during the year.

	The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
	Weighted average number of shares	820,611,806	809,889,990	774,763,151
	Share options in issue	6,308,615	192,201	— [2]

	Diluted number of ordinary shares	826,920,421	810,082,191	774,763,151

10.4	Diluted basic earnings/(loss) per share from discontinued operations - cents	2	—	(1)

Diluted basic earnings/(loss) per share is calculated on the basis of earnings attributable to owners of the parent from discontinued operations of US$13.1 million (2016: profit of US$1.2 million and 2015: loss of US$8.2 million) and 826,920,421 (2016: 810,082,191 and 2015: 774,763,151) shares being the diluted number of ordinary shares in issue during the year.

1 Refer note 40 for further details.
2 Share option adjustments of 1,804,321 were excluded from the dilutive number of ordinary shares as they were anti-dilutive.
10.5	Headline earnings/(loss) per share from continuing operations - cents	26	24	(5)

Headline earnings/(loss) per share is calculated on the basis of adjusted net earnings attributable to owners of the parent from continuing operations of US$212.3 million (2016: earnings of US$198.3 million and 2015: loss of US$36.4 million) and 820,611,806 (2016: 809,889,990 and 2015: 774,763,151) shares being the weighted average number of ordinary shares in issue during the year.

	Net (loss)/profit attributable to owners of the parent from continuing operations is reconciled to headline earnings as follows:

	Long-form headline earnings/(loss) reconciliation
	(Loss)/profit attributable to owners of the parent from continuing operations	(31.8)	157.0	(239.1)
	Profit on disposal of investments, net	—	(2.3)	(0.1)
	Gross	—	(2.3)	(0.1)
	Taxation effect	—	—	—
	(Profit)/loss on disposal of assets, net	(2.6)	(41.0)	0.5
	Gross	(4.0)	(48.0)	0.1
	Taxation effect	1.2	7.0	0.2
	Non-controlling interest effect	0.2	—	0.2
	Impairment, reversal of impairment and write-off of investments and assets and other, net	246.7	84.6	202.3
	Impairment, net of reversal of impairment of investments and assets	200.2	76.5	198.9
	Write-off of exploration and evaluation assets	51.5	41.4	29.1
	Taxation effect	(4.3)	(32.1)	(23.4)
	Non-controlling interest effect	(0.7)	(1.2)	(2.3)

	Headline earnings/(loss)	212.3	198.3	(36.4)

10.6	Headline (loss)/earnings per share from discontinued operations - cents	—	1	—

Headline (loss)/earnings per share is calculated on the basis of adjusted net loss attributable to owners of the parent from discontinued operations of US$2.4 million (2016: earnings of US$5.5 million and 2015: earnings of US$3.0 million) and 820,611,806 (2016: 809,889,990 and 2015: 774,763,151) shares being the weighted average number of ordinary shares in issue during the year.

	Net profit/(loss) attributable to owners of the parent from discontinued operations is reconciled to headline earnings as follows:

	Long-form headline (loss)/earnings reconciliation
	Profit/(loss) attributable to owners of the parent from discontinued operations	13.1	1.2	(8.2)
	Impairment and write-off of investments and assets and other, net	(15.5)	4.3	11.2
	Impairment of assets	—	—	14.2
	Gain on sale of discontinued operation	(23.5)	—	—
	Write-off of exploration and evaluation assets	1.5	6.1	1.7
	Taxation effect	6.5	(1.8)	(4.7)

	Headline (loss)/earnings	(2.4)	5.5	3.0

10.7	Diluted headline earnings/(loss) per share from continuing operations - cents	26	24	(5)

Diluted headline earnings/(loss) per share is calculated on the basis of headline earnings attributable to owners of the parent continuing operations of US$212.3 million (2016: earnings of US$198.3 million and 2015: loss of US$36.4 million) and 826,920,421 (2016: 810,082,191 and 2015: 774,763,151) shares being the diluted number of ordinary shares in issue during the year.

10.8	Diluted headline (loss)/earnings per share from discontinued operations - cents	—	1	—

Diluted headline (loss)/earnings per share is calculated on the basis of headline loss attributable to owners of the parent discontinued operations of US$2.4 million (2016: earnings of US$5.5 million and 2015: earnings of US$3.0 million) and 826,920,421 (2016: 810,082,191 and 2015: 774,763,151) shares being the diluted number of ordinary shares in issue during the year.

1	Refer note 40 for further details.